Supplement to the
Communications Equipment Portfolio
April 29, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Communications Equipment Portfolio has been removed.

DEV-SUM-17-02 1.9881352.101	November 17, 2017